Filed electronically with the Securities and Exchange Commission on December 20, 2018

1933 Act File No. 033-86070

1940 Act File No. 811-08606

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	|X|
Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 54	|X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|X|

Amendment No. 56

Deutsche DWS Asset Allocation Trust (formerly Deutsche Asset Allocation Trust)

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

John Millette

Vice President and Secretary

Deutsche DWS Asset Allocation Trust

One International Place, Boston MA 02110

(Name and Address of Agent for Service)

Copy to: John S. Marten
Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box):

|X|	Immediately upon filing pursuant to paragraph (b)
|__|	On ___________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On ___________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ___________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing relates solely to the following Funds, each a series of the Registrant:

  DWS Multi-Asset Conservative Allocation Fund (formerly Deutsche Multi-Asset Conservative Allocation Fund) – Class A, Class C, Class S, and Class T
  DWS Multi-Asset Global Allocation Fund (formerly Deutsche Multi-Asset Global Allocation Fund) – Class A, Class C, Class S, and Class T
  DWS Multi-Asset Moderate Allocation Fund (formerly Deutsche Multi-Asset Moderate Allocation Fund) – Class A, Class C, Class S, and Class T

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 7th day of December 2018.

DEUTSCHE DWS ASSET ALLOCATION TRUST

By: /s/Hepsen Uzcan

       Hepsen Uzcan*

       President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Hepsen Uzcan
Hepsen Uzcan*	President	December 7, 2018

/s/Diane Kenneally
Diane Kenneally	Chief Financial Officer and Treasurer	December 7, 2018

/s/John W. Ballantine
John W. Ballantine*	Trustee	December 7, 2018

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	December 7, 2018

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	December 7, 2018

/s/Keith R. Fox
Keith R. Fox*	Chairperson and Trustee	December 7, 2018

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	December 7, 2018

/s/Richard J. Herring
Richard J. Herring*	Trustee	December 7, 2018

/s/William McClayton
William McClayton*	Trustee	December 7, 2018

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	December 7, 2018

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	December 7, 2018

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	December 7, 2018

*By:

/s/ Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 53, as filed on November 30, 2018 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase